Organization, Description of the Business, the Proposed Merger and Liquidity (Details Narrative) - USD ($)									3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 16, 2023	Mar. 12, 2023	Jan. 09, 2023	Dec. 06, 2022	Sep. 19, 2022	Sep. 13, 2022	Sep. 14, 2021	Sep. 09, 2021	Sep. 14, 2023	Mar. 14, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity, Shares Outstanding											205,999
Common Stock, Par or Stated Value Per Share											$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common StockValue											$ 2,000		$ 2,000	$ 2,000	$ 2,000
Common Stock, Shares Authorized											120,000,000		120,000,000	120,000,000	120,000,000
Cash											$ 1,918,000		$ 2,137,000	$ 372,000	$ 2,137,000
Proceeds from Issuance of Common Stock															35,000
Separate cash deposit		$ 150,000
Money market account		118,000
Credit Card Receivable [Member]
Restricted Cash		$ 100,000
First Light Acquisition Group Inc [Member]
Merger consideration			$ 250,000,000
Merger, share price			$ 10,000,000.00
Series B Preferred Stock [Member]
Proceeds from issuance of preferred stock
First Light Acquisition Group Inc [Member]
Proceeds from the Issuance of Temporary Equity							$ 5,095,733						230,000,000
Payment to acquire restricted investments							$ 230,000,000			$ 415,626	1,342,596		230,000,000	2,324,312
Restricted investment value per share							$ 10.00
Term Of Restricted Investments							180 days
Percentage of amount deposited in trust account						1.00%
Waiver of deferred underwriter fee payable				$ 8,050,000
Escalation period			5 years
Number of trading days from the closing period	20 days		20 days
Number of consecutive trading days from the closing period	30 days		30 days
Cash											669,867		1,062,653	93,892	$ 1,062,653
Net Working Capital											7,386,962			(4,134,242)
Net Working Capital											$ (7,386,962)			4,134,242
Proceeds from Issuance of Common Stock							$ 25,000						$ 25,000
Assets Held In Trust					$ 41,679,745
First Light Acquisition Group Inc [Member] | Greater Than Or Equal To Twelve Us Dollars Per Share [Member]
Common Stock, Par or Stated Value Per Share	$ 12.00		$ 12.00
Common Stock, Shares Authorized			4,500,000
First Light Acquisition Group Inc [Member] | Greater Than Or Equal To Fourteen Us Dollars Per Share [Member]
Common Stock, Par or Stated Value Per Share			$ 14.00
Common Stock, Shares Authorized			4,500,000
First Light Acquisition Group Inc [Member] | Greater Than Or Equal To Sixteen Us Dollars Per Share [Member]
Common Stock, Par or Stated Value Per Share			$ 16.00
Common Stock, Shares Authorized			4,500,000
First Light Acquisition Group Inc [Member] | Greater Than Or Equal To Eighteen Us Dollars Per Share [Member]
Common Stock, Par or Stated Value Per Share			$ 18.00
Common Stock, Shares Authorized			4,500,000
First Light Acquisition Group Inc [Member] | Calidi Biotherapeutics Inc [Member]
Business combination, consideration transferred			$ 25,000,000
First Light Acquisition Group Inc [Member] | Subsequent Event [Member]
Payment to acquire restricted investments									$ 423,186
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Redemption of Class A common stock shares					18,871,976	18,871,976
Temporary Equity, Shares Outstanding					4,128,024	4,128,024					4,128,024		23,000,000	4,128,024	23,000,000
Common Stock, Par or Stated Value Per Share											$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common StockValue
Common Stock, Shares Authorized											300,000,000		300,000,000	300,000,000	300,000,000
Temporary Equity, Par or Stated Value Per Share					$ 0.0001
First Light Acquisition Group Inc [Member] | New Calidi Common Stock [Member]
Redemption of Class A common stock shares											2,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Common StockValue			$ 250,000,000
Common Stock, Shares Authorized											200,000
Percentage of shares outstanding											10.00%
First Light Acquisition Group Inc [Member] | Series B Preferred Stock [Member] | Security Purchase Agreement [Member]
Stock issued during period value preferred stock	$ 12,500,000
Stock issued during period shares preferred stock	389,968
First Light Acquisition Group Inc [Member] | Series B Preferred Stock [Member] | Security Purchase Agreement [Member] | Initial Investment [Member]
Proceeds from issuance of preferred stock	$ 5,000,000
Stock issued during period shares preferred stock	255,987
First Light Acquisition Group Inc [Member] | Series B Preferred Stock [Member] | Security Purchase Agreement [Member] | Subsequent Investment [Member]
Proceeds from issuance of preferred stock	$ 7,500,000
Stock issued during period shares preferred stock	133,981
First Light Acquisition Group Inc [Member] | Series B Preferred Stock [Member] | Share Transfer Agreement [Member]
Preferred stock value per each founder share transfer	$ 100
First Light Acquisition Group Inc [Member] | Common Class B [Member]
Common Stock, Par or Stated Value Per Share											$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common StockValue											$ 575		$ 575	$ 575	$ 575
Common Stock, Shares Authorized											30,000,000		30,000,000	30,000,000	30,000,000
First Light Acquisition Group Inc [Member] | Common Class B [Member] | Sponsor and Metric [Member]
Common Stock, Par or Stated Value Per Share							$ 0.0001
First Light Acquisition Group Inc [Member] | Private Placement Warrants [Member]
Temporary equity issue price per share							$ 1.50
Class of warrants or rights warrants issued during the period units							3,397,155
IPO [Member] | First Light Acquisition Group Inc [Member]
Temporary equity stock shares issued during the period new issues							23,000,000	23,000,000
Temporary equity issue price per share							$ 10.00	$ 10.00
Temporary equity stock shares issued during the period new issues							$ 230,000,000
Payment to acquire restricted investments								$ 230,000,000
Over-Allotment Option [Member] | First Light Acquisition Group Inc [Member]
Temporary equity stock shares issued during the period new issues							230,000,000	3,000,000
IPO Including Over allotment [Member] | First Light Acquisition Group Inc [Member]
Temporary Equity Stock Issued During Period Value New Issues							$ 5,095,733